Contractual Commitments - Summary of estimated minimum payment commitments related to non-cancellable operating lease (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
0 to 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Estimated minimum payment commitments under non-cancellable operating leases	$ 12,264	$ 5,480
From 1 to 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Estimated minimum payment commitments under non-cancellable operating leases	15,341	4,265
More than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Estimated minimum payment commitments under non-cancellable operating leases	$ 2,317	$ 504